Income taxes (Tables)	12 Months Ended
Dec. 31, 2014
Income Tax Disclosure [Abstract]
Components Of Earnings (Loss) Before Income Taxes And Non-Controlling Interest
The components of earnings (loss) before income taxes and non-controlling interest consist of:

	Year ended December 31,
	2012	2013	2014
The Netherlands	(70,263)	1,018,554	92,307
Other countries	136,994	41,867	62,570
Earnings before income taxes and Non-controlling interest	66,731	1,060,421	154,877

Schedule Of Income Tax Expense
The income tax expense consists of:

	Year ended December 31,
	2012	2013	2014
Current:
The Netherlands	(110)	(1,938)	(4,539)
Other countries	(26,337)	(9,479)	(9,988)
	(26,447)	(11,417)	(14,527)
Deferred:
The Netherlands	—	—	—
Other countries	147	296	(3,042)
Income tax expense	(26,300)	(11,121)	(17,569)

Schedule Of Reconciliation Of The Provisions For Income Taxes And The Amounts That Would Be Computed Using Statutory Income Tax Rates
A reconciliation of the provisions for income taxes and the amounts that would be computed using the Dutch statutory income tax rate is set forth as follows:

	Year ended December 31,
	2012	2013	2014
Earnings before income taxes and Non-controlling interest	66,731	1,060,421	154,877
Dutch statutory income tax rate	25.0%	25.0%	25.0%
Income tax provision at statutory rate	(16,683)	(265,105)	(38,719)
Non-deductible expenses	(6,508)	(1,957)	(4,681)
Foreign taxes at a rate other than the Dutch statutory rate	(2,699)	(556)	(1,732)
Valuation allowance	(14,876)	(3,960)	16,937
Non-taxable income -1-	4,887	260,425	11,888
Other -2-	9,579	32	(1,262)
Income tax expense	(26,300)	(11,121)	(17,569)

1)
Non-taxable income for 2014 mainly consist of revenues deriving from the share in income of investments and associates which are exempt under the Dutch participation exemption. For 2013 non-taxable income mainly consist of revenues deriving from the disposal of the 12% shareholding in ASMPT in March 2013 which are exempt under the Dutch participation exemption.

2)	Other in 2014 mainly consists of tax credits, adjustments to prior years, changes in (enacted) tax laws and revaluation of certain assets.

Schedule Of Deferred Income Taxes
Deferred income taxes developed as follows:

	January 1, 2013	Deconsolidation ASMPT	Change income tax rate	Consolidated statement of operations	Equity	Exchange differences	December 31, 2013
Deferred tax assets:
Reserves and allowances	20,322	(15,199)	(258)	(814)	255	(1,152)	3,154
Net operating losses	83,478	(11,905)	—	(1,664)	—	49	69,958
Depreciation	2,260	(2,121)	(88)	1,603	—	(319)	1,335
Other	1,112	(194)	(38)	(146)	—	(164)	570
Gross deferred tax assets	107,172	(29,419)	(384)	(1,021)	255	(1,586)	75,017
Less: valuation allowance	(83,250)	11,675	—	1,664	—	(47)	(69,958)
Net deferred tax assets	23,922	(17,744)	(384)	643	255	(1,633)	5,059
Deferred tax liabilities	(988)	921	—	37	—	(5)	(35)
Net deferred income taxes	22,934	(16,823)	(384)	680	255	(1,638)	5,024

	January 1, 2014	Realization	Change income tax rate	Consolidated statement of operations	Equity	Exchange differences	December 31, 2014
Deferred tax assets:
Reserves and allowances	3,154	—	(133)	(849)	11	76	2,259
Net operating losses	69,958	—	—	(16,937)	—	729	53,750
Depreciation	1,335	—	(87)	(657)	—	37	628
Other	570	1,102	(15)	(1,339)	—	162	480
Gross deferred tax assets	75,017	1,102	(235)	(19,782)	11	1,004	57,117
Less: valuation allowance	(69,958)	—	—	16,937	—	(729)	(53,750)
Net deferred tax assets	5,059	1,102	(235)	(2,845)	11	275	3,367
Deferred tax liabilities	(35)	—	—	38	—	(3)	—
Net deferred income taxes	5,024	1,102	(235)	(2,807)	11	272	3,367

Schedule Of Deferred Tax Assets And Liabilities
Deferred tax assets and liabilities are classified in the consolidated balance sheet as follows:

	December 31,
	2013	2014
Deferred tax assets - current	3,739	1,558
Deferred tax assets - non-current	1,320	1,809
Deferred tax liabilities - current	—	—
Deferred tax liabilities - non-current	(35)	—
	5,024	3,367

Schedule Of Amounts And Expiration Dates Of Net Operating Losses For Tax Purposes
The amounts and expiration dates of net operating losses for tax purposes are as follows:

Expiration year	Total of net operating losses for tax purposes -1-
2017	29,270
2018	44,664
2019	35,905
2020	266
2021	60,198
2022	28,556
2023	16
2029	7,178
2030	4,293
Unlimited	115
Total	210,461

Schedule Of Reconciliation Of The Beginning And Ending Balance Of The Liability For Unrecognized Tax Benefits
A reconciliation of the beginning and ending balance of the liability for unrecognized tax benefits is as follows:

Balance January 1, 2012	21,749
Gross increases - tax positions in current year	1,157
Foreign currency translation effect	(395)
Balance December 31, 2012	22,511
Deconsolidation ASMPT	(22,325)
Foreign currency translation effect	(186)
Balance December 31, 2013	—
Gross increases - tax positions in current year	1,800
Foreign currency translation effect	75
Balance December 31, 2014	1,875

Summary Of Open Tax Years By Major Jurisdiction	A summary of open tax years by major jurisdiction is as follows:

Jurisdiction
Japan	2009-2014
The Netherlands	2010-2014
Singapore	2010-2014
United States of America	1997-2014
South Korea	2009-2014